As Filed With The Securities And Exchange Commission On September 13, 2000

                        File Nos. 33-73408 and 811-8234

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (X)

                       Pre-Effective Amendment No. _ ( )

                      Post-Effective Amendment No. 14 (X)
                                                   --

                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 (X)

                    Amendment No. 18

                         TIFF INVESTMENT PROGRAM, INC.
------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                    2405 Ivy Road, Charlottesville, VA 22903
------------------------------------------------------------------------------
              (Address of Principal Executive Offices) (Zip Code)

                                 (800) 984-0084
------------------------------------------------------------------------------
              (Registrant's Telephone Number, Including Area Code)

             David A. Salem, President, Foundation Advisers, Inc.,
                    2405 Ivy Road, Charlottesville, VA 22903
------------------------------------------------------------------------------
               (Name and Address of Agent for Service of Process)

                                With a Copy to:

                                Cynthia Surprise
                         Investors Bank & Trust Company
                                Mail Code LEG13
                              200 Clarendon Street
                                Boston, MA 02116

It is proposed that this filing will become effective:
        /  / immediately upon filing pursuant to paragraph (b)
        /X/  On October 13, 2000, pursuant to paragraph (b)
        /  /  60 days after filing, pursuant to paragraph (a)(1)
        /  / On ____, pursuant to paragraph (a) (1)
        /  /  75 days after filing, pursuant to paragraph (a) (2)
        /  /  On _________, pursuant to paragraph (a) (2) of Rule 485.

If appropriate, check the following box:
        /X/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 14 to the Registration Statement of TIFF Investment Program, Inc. is being filed solely for the purpose of delaying the effectiveness of Post-Effective Amendment No. 11 which was filed pursuant to Rule 485(a)(2) on May 5, 2000.


Part A INFORMATION REQUIRED IN PROSPECTUS

The Prospectus is incorporated herein by reference to Post-Effective Amendment No. 11.

Part B INFORMATION REQUIRED IN STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information is incorporated herein by reference to Post-Effective Amendment No. 11.

Part C OTHER INFORMATION


Item 23.        Exhibits
-------

The following exhibits are incorporated herein by reference, are not required to be filed or are filed herewith (as indicated):


                    (a) Articles of Incorporation, dated December 24, 1993. (previously filed as Exhibit No. (1) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A).

                    (b)  By-laws.  (previously  filed  as  Exhibit  No.  (2)  to
                         Pre-Effective   Amendment   No.   2   to   Registrant's
                         Registration Statement on Form N-1A).

                    (c)  Not Applicable.

                    (d1) Advisory  Agreement,  dated February 10, 1994,  between the Registrant (TIFF U.S. Equity Fund) and Foundation Advisers, Inc. (previously filed as Exhibit No. (5a) to Pre-Effective Amendment No. 3 to Registrant's Registration Statement on N-1A).

                    (d2) Advisory  Agreement,  dated February 10, 1994,  between the Registrant (TIFF International Equity Fund) and Foundation Advisers, Inc. (previously filed as Exhibit No. (5b) to Pre-Effective Amendment No. 3 to Registrant's Registration Statement on N-1A).

                    (d3) Advisory  Agreement,  dated February 10, 1994,  between the Registrant (TIFF Emerging Markets Fund) and Foundation Advisers, Inc. (previously filed as Exhibit No. (5c) to Pre-Effective Amendment No. 3 to Registrant's Registration Statement on N-1A).

                    (d4) Advisory  Agreement,  dated February 10, 1994,  between the Registrant (TIFF Bond Fund) and Foundation Advisers, Inc. (previously filed as Exhibit No. (5d) to Pre-Effective Amendment No. 3 to Registrant's Registration Statement on N-1A).

                    (d5) Advisory  Agreement,  dated February 10, 1994,  between the Registrant (TIFF Short-Term Fund) and Foundation Advisers, Inc. (previously filed as Exhibit No. (5e) to Pre-Effective Amendment No. 3 to Registrant's Registration Statement on N-1A).

                    (d6) Money Manager  Agreement,  dated April 8, 1994, between the Registrant (TIFF Bond Fund) and Atlantic Asset Management Partners, Inc. (previously filed as Exhibit No. (5g) to Pre-Effective Amendment No. 3 to Registrant's Registration Statement on N-1A).

                    (d7) Money Manager Agreement,  dated April 18, 1994, between the Registrant (TIFF International Equity Fund) and Delaware International Advisers, Ltd. (previously filed as Exhibit No. (5k) to Pre-Effective Amendment No. 3 to Registrant's Registration Statement on N-1A).

                    (d8) Money Manager  Agreement,  dated May 16, 1994,  between the Registrant (TIFF Bond Fund) and Fischer Francis Trees & Watts, Inc. (previously filed as Exhibit No.
                         (5o) to Post-Effective Amendment No.1 to Registrant's Registration Statement on N-1A).

                    (d9) Money Manager  Agreement,  dated May 16, 1994,  between the Registrant (TIFF Short-Term Fund) and Fischer Francis Trees & Watts, Inc. (previously filed as Exhibit No. (5p) to Post-Effective Amendment No. 1 to Registrant's Registration Statement on N-1A).

                   (d10) Money Manager Agreement,  dated April 18, 1994, between the Registrant (TIFF International Equity Fund) and Harding, Loevner Management, L.P. (previously filed as Exhibit No. (5r) to Pre-Effective Amendment No. 3 to Registrant's Registration Statement on N-1A).

                   (d11) Money Manager Agreement,  dated March 16, 1994, between the Registrant (TIFF International Equity Fund) and Marathon Asset Management, Ltd. (previously filed as Exhibit No. (5w) to Pre-Effective Amendment No. 3 to Registrant's Registration Statement on N-1A).

                   (d12) Money Manager Agreement,  dated March 16, 1994, between the Registrant (TIFF U.S. Equity Fund) and Palo Alto Investors (previously filed as Exhibit No. (5y) to
                         Pre-Effective Amendment No. 3 to Registrant's Registration Statement on N-1A).

                   (d13) Money Manager Agreement,  dated March 16, 1994, between the Registrant (TIFF Bond Fund) and Seix Investment Advisors, Inc. (previously filed as Exhibit No. (5z) to Pre-Effective Amendment No. 3 to Registrant's Registration Statement on N-1A).

                   (d14) Money Manager Agreement,  dated April 18, 1994, between the Registrant (TIFF Bond Fund) and Smith Breeden Associates, Inc. (previously filed as Exhibit No. (5aa) to Pre-Effective Amendment No. 3 to Registrant's Registration Statement on N-1A).

                   (d15) Money Manager Agreement,  dated April 18, 1994, between the Registrant (TIFF Short-Term Fund) and Smith Breeden Associates, Inc. (previously filed as Exhibit No. (5bb) to Pre-Effective Amendment No. 3 to Registrant's Registration Statement on N-1A).

                   (d16) Money Manager Agreement,  dated March 16, 1994, between the Registrant (TIFF U.S. Equity Fund) and Westport Asset Management, Inc. (previously filed as Exhibit No.
                         (5ee) to Pre-Effective Amendment No. 3 to Registrant's Registration Statement on N-1A).

                   (d17) Money Manager  Agreement,  dated March 31, 1995 between the Registrant (TIFF Multi-Asset Fund) and Delaware International Advisers, Ltd. (previously filed as Exhibit No. 5hh) to Post-Effective Amendment No. 4 to Registrant's Registration Statement on N-1A).

                   (d18) Money Manager  Agreement,  dated March 31, 1995 between the Registrant (TIFF Multi-Asset Fund) and Harding, Loevner Management, L.P. (previously filed as Exhibit No. (5jj) to Post- Effective Amendment No. 4 to Registrant's Registration Statement on N-1A).

                   (d19) Money Manager  Agreement,  dated March 31, 1995 between the Registrant (TIFF International Equity Fund) and Lazard Freres Asset Management (previously filed as Exhibit No. (5kk) to Post-Effective Amendment No. 4 to Registrant's Registration Statement on N-1A).

                   (d20) Money Manager  Agreement,  dated March 31, 1995 between the Registrant (TIFF Multi-Asset Fund) and Wellington Management Company (previously filed as Exhibit No.
                         (5pp) to Post-Effective Amendment No. 4 to Registrant's Registration Statement on N-1A).

                   (d21) Money Manager Agreement,  dated January 5, 1996 between the Registrant (TIFF Emerging Markets Fund) and Lazard Freres Asset Management (previously filed as Exhibit
                         (5xx) to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A).

                   (d22) Advisory  Agreement,  dated March 31, 1995, between the
                         Registrant (TIFF Multi-Asset Fund) and Foundation Advisers, Inc. (previously filed as Exhibit (5zz) to

                         Post-Effective   Amendment   No.   5  to   Registrant's
                         Registration Statement on Form N-1A).

                   (d23) Money  Manager   Agreement,   dated  January  1,  1997,
                         between the Registrant (TIFF Emerging Markets Fund) and Emerging Markets Management (previously filed as Exhibit (5aab) to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A).

                   (d24) Money Manager  Agreement,  dated June 2, 1997,  between the Registrant (TIFF Multi-Asset Fund) and Shapiro Capital Management Co. (previously filed as Exhibit
                         (5aad) to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A).

                   (d25) Money Manager  Agreement,  dated July 1, 1997,  between the Registrant (TIFF Multi-Asset Fund) and Seix Investment Advisors Inc. (previously filed as Exhibit
                         (5aae) to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A).

                   (d26) Money  Manager  Agreement,  dated  December  24,  1998, between the Registrant (TIFF U.S. Equity Fund) and Aronson + Partners (previously filed as Exhibit (d)(52) to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A).

                   (d27) Money  Manager  Agreement,   dated  September  ,  1998,
                         between the Registrant (TIFF U.S. Equity Fund and TIFF Multi-Asset Fund) and Martingale Asset Management, L.P., (previously filed as Exhibit (d)(54) to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A).

                   (d28) Money  Manager   Agreement,   dated  January  4,  2000,
                         between the Registrant (TIFF U.S. Equity Fund and TIFF Multi-Asset Fund) and Oechsle International Advisors, LLC., (previously filed as Exhibit (d)(28) to
                         Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A).

                   (d29) Form of  Advisory  Agreement,  dated  ______  __,  2000 between  the  Registrant  (TIFF  Inflation-Linked  Bond
                         Fund) and Foundation Advisers, Inc. (previously filed as Exhibit (d)(29) to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A).

                   (d30) Form of  Money  Manager  Agreement,  dated  ______  __,
                         2000, between the Registrant (TIFF U.S. Equity Index Fund and TIFF Government Bond Index Fund) and State Street Global Advisors (previously filed as Exhibit
                         (d)(30) to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A).

                    (e) Distribution Agreement, dated January 1, 2000, between Registrant, First Fund Distributors, Inc. and Investors Bank & Trust, (previously filed as Exhibit (e) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A).

                    (f)  Not Applicable.

                    (g) Custodian Agreement, dated February 10, 1994, between the Registrant and Investors Bank & Trust Company. (previously filed as Exhibit No. (8) to Pre-Effective Amendment No. 3 to Registrant's Registration Statement on N-1A).

                    (g1) Amendment  No. 1 to the Amended and Restated  Custodian
                         Agreement  between TIFF  Investment  Program,  Inc. and
                         Investors Bank & Trust Company dated March 14, 1997 (previously filed as Exhibit (8a) to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A).

                    (g2) Delegation  Agreement,  dated May 12, 1998  between the
                         Registrant and Investors Bank & Trust Company(previously filed as Exhibit (g)(2) to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A).

                    (g3) Amendment   to   Custodian   Agreement,   between   the
                         Registrant and Investors Bank & Trust Company dated May 29, 1998 (previously filed as Exhibit (g)(3) to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A).

                    (h) Transfer Agency and Service Agreement, dated February 10, 1994, between the Registrant and Investors Bank & Trust Company. (previously filed as Exhibit No. (9a) to Pre-Effective Amendment No. 3 to Registrant's Registration Statement on N-1A).

                    (h1) Administration  Agreement,  dated May 29, 1998, between the Registrant and Investors Capital Services, Inc., (previously filed as Exhibit (h)(3) to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A).

                    (h2) Code of Ethics of TIFF  Investment  Program,  Inc.  and
                         Foundations Advisors, Inc., (previously filed as Exhibit (h2) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A).

                    (h3) Code of Ethics of Aronson + Partners, (previously filed as Exhibit (h3) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A).

                    (h4) Code of  Ethics  of  Atlantic  Asset  Management,  LLC,
                         (previously filed as Exhibit (h4) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A).

                    (h5) Code of Ethics of Delaware International Advisers Ltd.,
                         (previously filed as Exhibit (h5) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A).

                    (h6) Code of Ethics of  Emerging  Markets  Management,  LLC,
                         (previously filed as Exhibit (h6) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A).

                    (h7) Code of Ethics of Fischer Francis Trees & Watts,  Inc.,
                         (previously filed as Exhibit (h7) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A).

                    (h8) Code of  Ethics of  Harding,  Loevner  Management,  LP,
                         (previously filed as Exhibit (h8) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A).

                    (h9) Code of Ethics of Lazard Asset Management,  (previously filed as Exhibit (h9) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A).

                   (h10) Code of  Ethics of  Marathon  Asset  Management,  Ltd.,
                         (previously filed as Exhibit (h10) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A).

                   (h11) Code of Ethics of Martingale  Asset  Management,  L.P.,
                         (previously filed as Exhibit (h11) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A).

                   (h12) Code of Ethics of Oechsle International  Advisors, LLC,
                         (previously filed as Exhibit (h12) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A).

                   (h13) Code of  Ethics  of Palo  Alto  Investors,  (previously filed as Exhibit (h13) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A).

                   (h14) Code of  Ethics  of  Seix  Investment  Advisors,  Inc.,
                         (previously filed as Exhibit (h14) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A).

                   (h15) Code of  Ethics  of  Shapiro  Capital  Management  Co.,
                         Inc., (previously filed as Exhibit (h15) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A).

                   (h16) Code of  Ethics  of  Smith  Breeden  Associates,  Inc.,
                         (previously filed as Exhibit (h16) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A).

                   (h17) Code  of  Ethics  of  Wellington   Management  Company,
                         (previously filed as Exhibit (h17) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A).

                   (h18) Code of  Ethics of  Westport  Asset  Management,  Inc.,
                         (previously filed as Exhibit (h18) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A).

                   (h19) Code  of  Ethics  of  State  Street   Global   Advisors
                         (previously filed as Exhibit (h19) to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A).

                    (i) Opinion and Consent of Counsel. (previously filed as Exhibit No. (10) to Pre-Effective Amendment No. 3 to Registrant's Registration Statement on N-1A).

                    (j) Consent of the Independent Auditor. (previously filed as Exhibit (j) to Post -Effective Amendment No. 10 to Registrant's Registration Statement on N-1A).


                    (k)  Not Applicable.

                    (l) Purchase Agreement, dated March 29, 1994, for Initial Capital between Registrant and The John D. and Catherine T. MacArthur Foundation. (previously filed as Exhibit No. (13) to Pre-Effective Amendment No. 3 to Registrant's Registration Statement on N-1A).

                    (m)  Not Applicable.

                    (n)  Not Applicable.

                    (o)  Not Applicable.




Item 24
Persons Controlled by or under Common Control with the Registrant
-----------------------------------------------------------------

None.

Item 25
Indemnification.
----------------

     The Registrant shall indemnify directors, officers, employees and agents of the Registrant against judgements, fines, settlements and expenses to the fullest extent allowed, and in the manner provided, by applicable federal and Maryland law, including Section 17(h) and (i) of the Investment Company Act of 1940. In this regard, the Registrant undertakes to abide by the provisions of Investment Company Act Releases No. 11330 and 7221 until amended or superseded by subsequent interpretation of legislative or judicial action.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26
Business and Other Connections of Investment Adviser.
-----------------------------------------------------

The business and other connections of Foundation Advisers, Inc. (the Adviser) is on the Uniform Application for Investment Adviser Registration ("Form ADV") as currently on file with the Commission (File No. 801-45618) the text of which is hereby incorporated by reference.

Item 27
Principal Underwriters.
-----------------------

(a) In addition to the Registrant, First Fund Distributors, Inc. currently acts as distributor to the following funds:

Advisors Series Trust
Brandes Investment Funds
Fleming Capital Mutual Fund Group, Inc.
Fremont Mutual Funds, Inc.
Guiness Flight Investment Funds
Jurika & Voyles Fund Group
Kayne Anderson Mutual Funds
Masters' Select Investment Trust
O'Shaughnessy Funds, Inc.
PIC Investment Trust
Professionally Managed Portfolios
Puget Sound Alternative Investment Series Trust
The Purisima Funds
Rainier Investment Management Mutual Funds
RNC Mutual Fund Group, Inc.

(b) For each Director or officer of First Fund Distributors, Inc.

Name and Principal              Positions & Offices     Positions & Offices
Business Address                with Distributor        with Registrant
------------------------------------------------------------------------------
Robert H. Wadsworth             President & Treasurer   None
4455 Camelback Road
Suite 261-E
Phoenix, AZ  85018
------------------------------------------------------------------------------
Steven J. Pagglioli             Vice President          None
4455 Camelback Road             & Secretary
Suite 261-E
Phoenix, AZ  85018
------------------------------------------------------------------------------
Eric M. Banhazl                 Vice President          None
4455 Camelback Road
Suite 261-E
Phoenix, AZ  85018
------------------------------------------------------------------------------

 (c) Not applicable.

Item 28
Location of Accounts and Records.
---------------------------------

               All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules thereunder will be maintained at the offices of the Investment Adviser, the Custodian and the Administrator.


                Foundation Advisers, Inc.
                2405 Ivy Road
                Charlottesville, Virginia 22903

                Investors Capital Services, Inc.
                600 Fifth Avenue, 26th Floor
                New York, New York 10020

                Investors Bank & Trust Company
                200 Clarendon Street
                Boston, Massachusetts 02117-9130

Item 29
Management Services.
--------------------

Not applicable.

Item 30

Undertakings.
-------------

Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Charlottesville and the Commonwealth of Virginia on the 13th day of September, 2000.



                                        TIFF INVESTMENT PROGRAM, INC.
                                        Registrant

                                        By:      /s/ David A. Salem
                                                 David A. Salem, President


Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement had been signed below by the following persons in the capacities and on the dates indicated.


/s/ David A. Salem                              */s/ William F. Nichols
-------------------------------------           ----------------------------
David A. Salem, President and Director          William F. Nichols, Director

/s/ Esther Cash                                 */s/ Sheryl L. Johns
---------------------------------------         -------------------------
Esther Cash, Principal Financial Officer        Sheryl L. Johns, Director

*/s/ John E. Craig                              */s/ Fred B. Renwick
-----------------------                         -------------------------
John E. Craig, Director                         Fred B. Renwick, Director

*By:    */s/ Esther Cash
        -----------------------------
        Esther Cash, Attorney-in-Fact


Date: September 13, 2000




                                       11